Risk Management - Collateral and Other Enhancements (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of guarantee values [line items]
Maximum exposure to credit risk		$ 1,366,343	$ 1,053,191
Loans to customers
Disclosure of guarantee values [line items]
Maximum exposure to credit risk		30,033,272	27,926,632
Fair value of loans covered by collateral
Mortgages		13,948,027	13,391,818
Pledge	[1]	113,848	107,400
Securities		374,141	455,039
Warrants		2,182	2,263
Others		302,423	313,149
Net collateral		14,740,621	14,269,669
Net exposure		15,292,651	13,656,963
Corporate lending
Disclosure of guarantee values [line items]
Maximum exposure to credit risk			11,705,859
Fair value of loans covered by collateral
Mortgages		2,453,533	2,589,429
Pledge	[1]	82,365	75,105
Securities		345,246	423,556
Warrants		2,182	2,263
Others		207,052	221,919
Net collateral		3,090,378	3,312,272
Net exposure		9,027,346	8,393,587
Small business lending
Disclosure of guarantee values [line items]
Maximum exposure to credit risk		4,176,488	3,732,539
Fair value of loans covered by collateral
Mortgages		3,133,480	2,977,286
Pledge	[1]	30,466	31,270
Securities		26,674	28,974
Warrants
Others		74,725	71,140
Net collateral		3,265,345	3,108,670
Net exposure		911,143	623,869
Consumer Loans [Member]
Disclosure of guarantee values [line items]
Maximum exposure to credit risk		4,532,333	4,436,161
Fair value of loans covered by collateral
Mortgages		341,495	332,030
Pledge	[1]	966	967
Securities		2,045	2,244
Warrants
Others		20,646	20,090
Net collateral		365,152	355,331
Net exposure		4,167,181	4,080,830
Mortgages
Disclosure of guarantee values [line items]
Maximum exposure to credit risk		9,206,727	8,052,073
Fair value of loans covered by collateral
Mortgages		8,019,519	7,493,073
Pledge	[1]	51	58
Securities		176	265
Warrants
Others
Net collateral		8,019,746	7,493,396
Net exposure		$ 1,186,981	$ 558,677

[1]	Includes agricultural and industrial pledges and pledges without conveyance.